Annual Fund Operating Expenses - The Hartford MidCap Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total Expenses	1.11%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.11%	[1]
Class C
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total Expenses	1.87%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.87%	[1]
Class I
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total Expenses	0.88%
Fee waiver and/or expense reimbursement	0.01%	[1]
Total annual fund operating expenses	0.87%	[1]
Class R3
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.26%
Total Expenses	1.47%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.47%	[1]
Class R4
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Total Expenses	1.17%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.17%	[1]
Class R5
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total Expenses	0.85%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.85%	[1]
Class R6
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total Expenses	0.75%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.75%	[1]
Class Y
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total Expenses	0.86%
Fee waiver and/or expense reimbursement	0.07%	[1]
Total annual fund operating expenses	0.79%	[1]
Class F
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total Expenses	0.75%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.75%	[1]

[1]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee as follows: 0.12% (Class I) and 0.04% (Class Y). This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.